UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER AND COUNSEL
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:



/s/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       FEBRUARY 13, 2003
    DEPUTY CHIEF
    EXECUTIVE OFFICER
    AND COUNSEL


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       30

Form 13F Information Table Value Total:                       $129,033
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.        Form 13F File Number      Name

    1          28-10204                  FLETCHER INTERNATIONAL, LTD.


                                FORM 13F REPORT

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

                                                                                                                   Item 8
                                                                                                                   Voting
                                                                                                                  Authority
                              Item 2    Item 3      Item 4      Item 5           Item 6             Item 7        Shares
                              ------    -------     ------      ------     ---------------------    ------        ---------
                                                     Fair
                                                     Market    Shares or           (B)       (C)                    (B)
                             Title of    CUSIP       Value     Principal    (A)   Shared    Shared           (A)   Shared     C
Name of Issuer                Class      Number     (x$1,000)   Amount     Sole  Defined    Other            Sole  Defined  None
---------------------------------------------------------------------------------------------------------------------------------

Alloy Inc                    Common      019855105     18,109   1,653,769           X                   1     X
                             Stock

American Express Co          Common      025816109        534      15,100           X                   1     X
                             Stock

Aspen Technology Inc         Common      045327103        269      95,000           X                   1     X
                             Stock

Automatic Data Processing    Common      053015103        734      18,710           X                   1     X
Inc                          Stock

Bank of America Corporation  Common      060505104      2,998      43,100           X                         X
                             Stock

Champion Enterprises Inc     Common      158496107        435     152,569           X                   1     X
                             Stock

Clayton Homes Inc            Common      184190106      1,388     113,965           X                   1     X
                             Stock

Com21 Inc                    Common      205937105         40     182,000           X                   1     X
                             Stock

Cooper Cameron Corp          Common      216640102      2,541      51,000           X                   1     X
                             Stock

Dell Computer Corp           Common      247025109        858      32,093           X                   1     X
                             Stock

Diamonds TR                  Unit Ser 1  252787106     14,564     174,400           X                   1     X

Dow Chem Co                  Common      260543103        502      16,900           X                   1     X
                             Stock

Ebay Inc                     Common      278642103      3,004      44,300           X                         X
                             Stock

Federal Natl Mtg Assn        Common      313586109        470       7,300           X                   1     X
                             Stock

Intuit                       Common      461202103        373       7,954           X                   1     X
                             Stock

Johnson & Johnson            Common      478160104        881      16,404           X                   1     X
                             Stock

Lone Star Technologies Inc   Common      542312103        366      24,600           X                   1     X
                             Stock

Medtronic Inc                Common      585055106        807      17,687           X                   1     X
                             Stock
Metro Goldwyn Mayer Inc      Common      591610100        857      65,900           X                   1     X
                             Stock

Public Svc Enterprises       Common      744573106        257       8,000           X                   1     X
Group                        Stock

Qualcomm Inc                 Common      747525103      1,066      29,287           X                   1     X
                             Stock

SPDR TR                      Unit Ser 1  78462F103     70,924     803,854           X                   1     X

SPDR TR                      Unit Ser 1  78462F103         74         835           X                         X

Teco Energy Inc              Common      872375100      1,006      65,000           X                   1     X
                             Stock

TRC Cos Inc                  Common      872625108        154      11,748           X                   1     X
                             Stock

TXU Corp                     Common      873168108      1,121      60,000           X                   1     X
                             Stock

UnitedHealth Group Inc.      Common      91324P102      3,014      36,100           X                         X
                             Stock

Verizon Communications       Common      92343V104        437      11,285           X                   1     X
                             Stock

Viacom Inc                   CL B        925524308        378       9,268           X                   1     X

Wal Mart Stores Inc          Common      931142103        872      17,264           X                   1     X
                             Stock
